Equity Accounted Investees and Joint Operations (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended
	Mar. 31, 2020	Jul. 31, 2019
Equally owned limited partnership of IBC share capital owned by Company and Israel Infrastructure Fund [Member]
Disclosure of associates [line items]
Voting interest		70.00%
Company Indirectly holding of voting rights of IBC [Member]
Disclosure of associates [line items]
Voting interest		35.00%
IBC [Member]
Disclosure of associates [line items]
Shareholder loan	₪ 350
Borrowings, maturity	December 31, 2032
Proceeds from sale of independent fiber-optic infrastructure in residential areas	₪ 50
Voting rights of IBC [Member]
Disclosure of associates [line items]
Voting interest		23.30%
IIF [Member]
Disclosure of associates [line items]
Shareholder loan	₪ 10